PLAN DESCRIPTION AND RELATED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
San Diego Gas & Electric Company Savings Plan 001
EBP, Description of Plan [Line Items]
EBP, Investment Fund Target Allocations
•The International Equity Fund is a multi-manager structure with target allocations at December 31, 2025 and December 31, 2024 as follows:

	Target Allocation %
	December 31,	December 31,
	2025	2024
Schroder International Equity Trust	57.5%	58.7%
FIAM Select Emerging Market Equity Commingled Pool	24.2%	23.2%
FIAM Select International Small Cap Commingled Pool	13.3%	13.1%
State Street All Cap Equity ex-U.S. Index Non-Lending Fund	5.0%	5.0%
•The U.S. Small/Mid Cap Equity Fund is a multi-manager structure with target allocations at December 31, 2025 and December 31, 2024 as follows:

	Target Allocation %
	December 31,	December 31,
	2025	2024
T. Rowe Price Institutional Small-Cap Stock Fund	32.0%	32.0%
AllianceBernstein U.S. Small & Mid Cap Value Collective Investment Trust	31.5%	31.5%
Loomis Sayles Small/Mid Cap Growth Trust	31.5%	31.5%
State Street Russell Small/Mid Cap Index Non-Lending Series Fund	5.0%	5.0%